STOCK OPTIONS - ASSUMPTIONS USED IN DETERMINING THE FAIR VALUE (Details) - Stock Options	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assumptions used principally in determining the fair value of options granted
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected term (employee grants)	5 years 11 months 27 days	6 years	6 years 11 days
Expected volatility (as a percent)	111.00%	116.00%	124.00%
Minimum
Assumptions used principally in determining the fair value of options granted
Risk-free interest rate (as a percent)	1.20%	1.53%	1.62%
Maximum
Assumptions used principally in determining the fair value of options granted
Risk-free interest rate (as a percent)	1.52%	1.89%	2.06%